COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Standby letters of credit			$ 4,800,000
Loan commitments outstanding with fixed interest rates	2,600,000
Loan commitments, unused lines of credit and standby letters of credit with variable interest rates	38,400,000
Term of letters of credit, Maximum	1 year
Renewal options for leases, maximum	30 years
Rent expense	83,000	65,000
Future Minimum Rental Commitments for Non-cancelable Operating Leases [Abstract]
2014	98,000
2015	91,000
2016	91,000
2017	91,000
2018	58,000
Total minimum lease payments	429,000
Subsequent Event
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Expected to pay rents on annual basis	58,000
Rent to pay in 2014	43,000
Commitments to Grant Loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual obligation	16,008,000	25,145,000
Unfunded Commitments Under Lines Of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual obligation	20,429,000	19,017,000
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual obligation	$ 4,563,000	$ 1,481,000